Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net Income (Loss)	$ 2,181,842	$ (2,440,038)	$ (2,233,384)	$ (4,615,725)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	2,556
(Increase) in:
Processor retained funds	(4,559,391)	(55,200)	1,650	(40,526)
Prepaid expenses and other assets	(346,272)	(24,500)	(938,621)
Security deposits - current		(97,961)	(1,219,966)	(120,337)
Security deposits - noncurrent	(2,731,000)	(521,602)
Operating lease right-of-use asset	(49,941,971)
Increase (Decrease) in:
Accounts payable and accrued expenses	1,091,687	(1,252,473)	436,447	3,275,838
Deferred rent	(951,185)	63,548	325,114	23,948
Operating lease liability	51,144,873
Income taxes payable	750,000
Rents received in advance	2,251,152	3,756,577	961,405	240,508
Net cash used in operating activities	(1,107,709)	(571,649)	(2,667,355)	(1,236,294)
Cash Flows from Financing Activities
Deferred offering costs - net	(462,546)	(50,000)
Proceeds from loans payable - net	1,133,725	541,634	1,219,665	651,423
Proceeds from loans payable - related parties - net	1,240,607	201,085
(Repayments of) proceeds from merchant cash advances - net	(810,519)	840,986
Contributions from members		44,026	72,082	500,884
Distributions to members		(998,725)	(1,257,079)	(1,573,895)
Net cash provided by financing activities	1,101,267	579,006	3,785,341	1,221,766
Net (Decrease) increase in Cash and Restricted Cash	(6,442)	7,357	1,106,486	(14,528)
Cash and Restricted Cash - beginning of period	1,106,998	512	512	15,040
Total Cash and Restricted Cash - end of period	1,100,556	7,869	1,106,998	512
Cash	556	7,869	6,998	512
Restricted cash	1,100,000		1,100,000
Total Cash and Restricted Cash	1,100,556	7,869	1,100,000
Cash paid for:
Interest	$ 1,010,688	$ 518,694	$ 1,333,677	$ 434,587